TIMBER POINT GLOBAL ALLOCATIONS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

COMMON STOCK - 8.60%	Shares	Value

Banks - 0.50%
PNC Financial Services Group, Inc.	800	$126,216

Building Materials - 0.54%
Builders FirstSource, Inc. (a)	2,500	134,250

Chemicals - 0.57%
Huntsman Corp.	5,000	141,750

Diversified Financial Services - 0.67%
Visa, Inc. - Class A	850	167,357

Healthcare - Products - 0.50%
Medtronic PLC - Ireland	1,405	126,099

Healthcare - Servicess - 0.67%
Elevance Health, Inc.	350	168,903

Insurance - 0.54%
Berkshire Hathaway, Inc. (a)	500	136,510

Internet - 1.31%
Alphabet, Inc. - Class C (a)	150	328,117

Machinery - Diversified - 0.31%
Urban-Gro, Inc. (a)	16,000	77,440

Oil & Gas - 0.53%
Pioneer Natural Resources Co.	600	133,848

Pharmaceuticals - 0.19%
Inhibikase Therapeutics, Inc. (a)	65,000	48,269

Private Equity - 0.91%
Blackstone, Inc.	2,500	228,075

Real Estate - 0.44%
Harbor Custom Development, Inc. (a)	80,000	111,200

Semicoductors - 0.92%
Advanced Micro Devices, Inc. (a)	3,000	229,410

TOTAL COMMON STOCK (Cost $3,109,396)		2,157,444

PREFERRED STOCK - 1.29%

Real Estate - 0.58%
Harbor Custom Development, Inc. - Series A, 8.00%	10,000	145,000

Retail - 0.71%
Fat Brands, Inc. - Series B, 8.25%	10,000	177,500

TOTAL PREFERRED STOCK (Cost $474,150)		322,500

TIMBER POINT GLOBAL ALLOCATIONS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

CLOSED-END FUND - 5.68%	Shares	Value

Variant Alternative Income Fund	35,663	$1,005,706
Royce Value Trust, Inc.	30,000	419,100

TOTAL CLOSED-END FUNDS (Cost $1,465,585)		1,424,806

EXCHANGE-TRADED FUNDS - 60.27%

Alternative Funds - 0.23%
ProShares Bitcoin Strategy ETF (a)	5,000	58,050

Commodity Funds - 2.87%
iShares Gold Trust (a)	16,000	548,960
KraneShares Global Carbon ETF	3,500	172,305
		721,265
Debt Funds - 16.03%
iShares 20+ Year Treasury Bond ETF (b)	35,000	4,020,450

Equity Funds - 41.14%
Defiance Hotel Airline and Cruise ETF (a)	5,000	75,300
Direxion Daily S&P 500 Bull 3X	5,000	327,950
Invesco S&P 500 Equal Weight ETF (b)	3,000	402,690
iShares Core MSCI Emerging Markets ETF	10,500	515,130
iShares Core MSCI Europe ETF	20,500	921,680
iShares Core MSCI Pacific ETF	20,000	1,039,800
iShares Core S&P 500 ETF (b)	3,000	1,137,450
iShares Core S&P Mid-Cap ETF (b)	11,000	2,488,530
iShares Core S&P Small-Cap ETF	25,000	2,310,250
iShares MSCI Canada ETF	8,100	272,808
iShares MSCI Frontier and Select EM ETF	10,000	268,200
SPDR S&P Biotech ETF (a)	3,000	222,810
SPDR S&P Insurance ETF	2,000	75,700
VanEck Agribusiness ETF	3,000	259,440
		10,317,738

TOTAL EXCHANGE-TRADED FUNDS (Cost $16,453,373)		15,117,503

MUTUAL FUNDS - 15.84%

Asset Allocation Fund - 12.24%
Timber Point Alternative Income Fund - Institutional Class (d)	400,987	3,071,563

Equity Fund - 3.60%
LS Opportunity Fund - Institutional Class	58,755	902,469

TOTAL MUTUAL FUNDS (Cost $4,193,064)		3,974,032

WARRANTS - 0.75%
FAT Brands, Inc., $5.00, 06/30/2025 (a)	50,000	180,000
Harbor Custom Development, Inc., $5.00, 06/10/2026 (a)	12,500	4,688
Harbor Custom Development, Inc., $2.97, 10/04/2026 (a)	22,500	3,940

TOTAL WARRANTS (Cost $850)		188,628

TIMBER POINT GLOBAL ALLOCATIONS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

BONDS & NOTES - 0.02%	Principal Amount	Value

Asset Backed Securities - 0.01%
Countrywide Asset-Backed Certificates, 5.216%, 10/25/2017 (b) (e) (f)	$1,129	$1,133
RASC Series 2003-KS4 Trust, 3.870%, due 05/25/2033 (b)	12	12

Total Asset Backed Securities (Cost $1,141)		1,145

Mortgage Backed Securities - 0.01%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036 (b)	1,023	890
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.051%, 09/25/2036 (b) (e)	6,628	2,198

Total Mortgage Backed Securities (Cost $4,158)		3,088

TOTAL BONDS & NOTES (Cost $5,299)		4,233

OPTIONS PURCHASED - 0.13%

		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration
CALL OPTIONS PURCHASED - 0.01%
ARK Innovation ETF	60	$288,000	$48.00	7/15/2022	1,560
ARK Innovation ETF	60	300,000	50.00	7/15/2022	840

TOTAL CALL OPTIONS PURCHASED (Cost $29,260)					2,400

PUT OPTIONS PURCHASED - 0.12%
Invesco DB Agriculture Fund	200	380,000	19.00	7/15/2022	1,000
United States Oil Fund LP	100	600,000	60.00	12/16/2022	28,500

TOTAL PUT OPTIONS PURCHASED (Cost $52,238)					29,500

TOTAL OPTIONS PURCHASED (Cost $81,498)					31,900

SHORT-TERM INVESTMENT - 9.62%				Shares

Federated Hermes Government Obligations Fund - Institutional Shares, 1.36% (c)				2,412,089	2,412,089

TOTAL SHORT-TERM INVESTMENT (Cost $2,412,089)					2,412,089

TOTAL INVESTMENTS (Cost $28,195,304) - 102.20%					25,633,135

SECURITIES SOLD SHORT (Proceeds $194,512) - (0.77)%					(192,640)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - (1.43)%					(359,108)

NET ASSETS - 100%					$25,081,387

(a)	Non-income producing security.

(b)	All or a portion of the security is segregated as collateral for options written.

(c)	Rate shown represents the 7-day effective yield at June 30, 2022 is subject to change and resets daily.

(d)	Affiliated investment company. See Note 6.

(e)	Variable rate security - Interest rate shown represents the rate on June 30, 2022.

(f)	Principal payments are still being received, not yet matured.

[1]	Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

ETF - Exchange-Traded Fund

LP - Limited Partnership

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

TIMBER POINT GLOBAL ALLOCATIONS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS - SECURITIES SOLD SHORT

June 30, 2022 (Unaudited)

SECURITIES SOLD SHORT - (0.77)%

	Shares	Value
EXCHANGE-TRADED FUNDS - (0.77)%

Equity Fund - ( %)%
iShares MSCI Italy ETF	8,000	$192,640

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $194,512)		192,640

TOTAL SECURITIES SOLD SHORT (Proceeds $194,512)		$192,640

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TIMBER POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

PREFERRED STOCK - 0.85%	Shares	Value

Real Estate - 0.85%
Harbor Custom Development, Inc.	7,500	$108,750

TOTAL PREFERRED STOCK (Cost $112,125)		108,750

CLOSED END FUNDS - 8.99%

Alternative Funds - 7.89%
Variant Alternative Income Fund	35,663	1,005,706

Equity Funds - 1.10%
Royce Value Trust, Inc.	10,000	139,700

TOTAL CLOSED END FUNDS (Cost $1,159,422)		1,145,406

EXCHANGE-TRADED FUNDS - 88.54%

Alternative Funds - 0.14%
ProShares Bitcoin Strategy ETF (a)	1,500	17,415

Commodity Funds - 1.92%
iShares Gold Trust (a)	5,000	171,550
KraneShares Global Carbon Strategy ETF	1,500	73,845
		245,395
Debt Funds - 77.63%
Invesco Senior Loan ETF (b)	15,000	304,050
iShares 20+ Year Treasury Bond ETF (b)	25,000	2,871,750
iShares Core U.S. Aggregate Bond ETF	15,000	1,525,200
SPDR Bloomberg High Yield Bond ETF	5,000	453,550
SPDR Bloomberg Short Term High Yield Bond ETF	70,000	1,688,400
Vanguard Short-Term Corporate Bond ETF (b)	40,000	3,050,400
		9,893,350
Equity Funds - 8.85%
Direxion Daily S&P 500 Bull 3X	1,000	65,590
Global X S&P 500 Covered Call ETF (b)	18,000	768,240
iShares Select Dividend ETF (b)	2,500	294,175
		1,128,005

TOTAL EXCHANGE-TRADED FUNDS (Cost $11,619,373)		11,284,165

WARRANTS - 0.11%

Harbor Custom Development, Inc. (a)	37,500	14,062

TOTAL WARRANTS (Cost $375)		14,062

BONDS & NOTES - 0.10%	Principal Amount

Asset Backed Securities - 0.03%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, 5.176%, due 12/25/2033 (d)	$191	261
Countrywide Asset-Backed Certificates, 5.216%, due 10/25/2017 (d) (f)	3,386	3,398
GE Capital Mortgage Services, Inc. 1999-HE1 Trust, 6.265%, due 04/25/2029	104	101
RASC Series 2003-KS4 Trust, 3.870%, due 05/25/2033	20	20

Total Asset Backed Securities (Cost $3,699)		3,780

TIMBER POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

BONDS & NOTES - 0.10% (continued)	Principal Amount	Value

Mortgage Backed Securities - 0.07%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	$3,084	$2,682
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.051%, due 09/25/2036 (d)	19,885	6,596

Total Mortgage Backed Securities (Cost $12,420)		9,278

TOTAL BONDS & NOTES (Cost $16,119)		13,058

OPTIONS PURCHASED - 0.08%

		Notional	Exercise
CALL OPTIONS PURCHASED - 0.01%	Contracts [1]	Amount	Price	Expiration
ARK Trust Innovation ETF	15	72,000	$48.00	7/15/2022	390
ARK Trust Innovation ETF	15	75,000	50.00	7/15/2022	210

Total Call Options Purchased (Cost $7,315)					600

PUT OPTIONS PURCHASED - 0.07%
Invesco DB Agriculture Fund	60	114,000	19.00	7/15/2022	300
United States Oil Fund LP	30	180,000	60.00	12/16/2022	8,550

Total Put Options Purchased (Cost $15,671)					8,850

TOTAL OPTIONS PURCHASED (Cost $22,986)					9,450

SHORT-TERM INVESTMENT - 3.18%	Shares

Federated Hermes Government Obligations Fund - Institutional Shares, 1.36% (c)	405,065	405,065

TOTAL SHORT-TERM INVESTMENT (Cost $405,065)		405,065

TOTAL INVESTMENTS (Cost $13,335,465) - 101.85%		$12,979,956

SECURITIES SOLD SHORT (Proceeds $48,628) - (0.38)%		(48,160)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - (1.47)%		(187,317)

NET ASSETS - 100%		$12,744,479

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for options written.

(c) Rate shown represents the 7-day effective yield at June 30, 2022, is subject to change and resets daily.

(d) Variable rate security - Interest rate shown represents the rate on June 30, 2022.

(f) Principal payments are still being received, not yet matured.

1 Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

ETF - Exchange-Traded Fund

LP - Limited Partnership

The accompanying notes are an integral part of these financial statements.

TIMBER POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS - SECURITIES SOLD SHORT

June 30, 2022 (Unaudited)

SECURITIES SOLD SHORT - (0.38)%

EXCHANGE-TRADED FUNDS - (0.38)%	Shares	Value

EQUITY FUNDS - (0.38)%
iShares MSCI Italy ETF	2,000	48,160

Total EQUITY FUNDS (Cost 48,628)		48,160

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $48,628)		48,160

TOTAL SECURITIES SOLD SHORT (Proceeds $48,628)		$48,160

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2022 (Unaudited)

The following is a summary of the significant accounting policies followed by the Timber Point Global Allocations Fund (the “Global Fund”, formerly, the Crow Point Defined Risk Global Allocations Fund), and the Timber Point Alternative Income Fund (the “Income Fund”, formerly, the Crow Point Alternative Income Fund) (collectively, the “Funds”) in the preparation of its financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, exchange-traded funds (“ETFs”), mutual funds and closed-end funds (“CEFs”) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2022 (Unaudited)

Fair Value Measurements (continued)

Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculations that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Funds invest may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board of Trustees (the “Board”) on securities being fair valued or manually priced. The Independent Chairman and Trustee of the 360 Funds, along with the Trust’s Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issues or a request to change the methodology for manually pricing a security. In turn, the Independent Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2022.

Global Fund: Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$2,157,444	$—	$—	$2,157,444
Closed-End Funds (1)	1,424,806	—	—	1,424,806
Exchange-Traded Funds (1)	15,117,503	—	—	15,117,503
Mutual Funds (1)	3,974,032	—	—	3,974,032
Preferred Stock (1)	322,500	—	—	322,500
Asset Backed Securities	—	1,145	—	1,145
Mortgage Backed Securities	—	3,088	—	3,088
Warrants (1)	8,628	180,000	—	188,628
Call Options Purchased	2,400	—	—	2,400
Put Options Purchased	29,500	—	—	29,500
Short-Term Investment	2,412,089	—	—	2,412,089
Total Assets	$25,448,902	$184,233	$—	$25,633,135

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2022 (Unaudited)

Fair Value Measurements (continued)

Global Fund: Financial Instruments – Liabilities
Security Classification	Level 1	Level 2	Level 3	Totals
Securities Sold Short	$192,640	$—	—	$192,640
Total Liabilities	$192,640	$—	$—	$192,640

(1) For a detailed break-out of common stock, CEFs, ETFs, mutual funds, preferred stock and warrants by industry or asset class, please refer to the Schedules of Investments.

(2) In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Income Fund: Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Closed-End Funds (1)	$1,145,406	$—	$—	$1,145,406
Exchange-Traded Funds (1)	11,284,165	—	—	11,284,165
Preferred Stock (1)	108,750			108,750
Asset Backed Securities	—	3,780	—	3,780
Mortgage Backed Securities	—	9,278	—	9,278
Warrants	14,062			14,062
Call Options Purchased	600			600
Put Options Purchased	8,850			8,850
Short-Term Investment	405,065	—	—	405,065
Total Assets	$12,966,898	$13,058	$—	$12,979,956

Income Fund: Financial Instruments – Liabilities
Security Classification	Level 1	Level 2	Level 3	Totals
Securities Sold Short	$48,160	$—	$—	$48,160
Total Liabilities	$48,160	$—	$—	$48,160

(1) For a detailed break-out of common stock, preferred stock, ETFs, CEFs and corporate bonds by industry or asset class, please refer to the Schedules of Investments.

Short Sales – The Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When Funds make a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. Funds are required to make a margin deposit in connection with such short sales; the Funds may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2022 (Unaudited)

Fair Value Measurements (continued)

If the price of the security sold short increases between the time of the short sale and the time the Funds cover their short positions, the Funds will incur a loss; conversely, if the price declines, the Funds will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Funds sell securities short, they will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its Custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

Investment Companies – The Funds may invest in investment companies such as open-end funds (mutual funds), including exchange-traded funds (“ETFs”), closed-end funds (“CEFs”) and mutual funds (also referred to as “Underlying Funds”) subject to limitations as defined in the 1940 Act. Your cost of investing in the Funds will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Options – The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for unertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer (seller) the obligation to buy the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

If an option purchased by the Funds expires unexercised, the Funds realize a loss equal to the premium paid. If the Funds enter into a closing sale transaction on an option purchased by it, the Funds will realize a gain if the premium received by the Funds on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Funds expires on the stipulated expiration date or if the Funds enter into a closing purchase transaction, they will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If a call option written by the Funds is exercised, the proceeds of the sale will be increased by the net premium originally received and the Funds will realize a gain or loss. If a put option written by the Funds is exercised, the cost of the purchase will be decreased by the net premium originally received.

Swap Agreements – The Funds may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Funds than if they had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Funds’ obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Funds’ obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Funds) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Funds’ portfolio.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2022 (Unaudited)

Fair Value Measurements (continued)

Wholly Owned Subsidiary – The Global Fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which is expected to invest in one or a combination of (i) options, (ii) futures, (iii) forwards, (iv) spot contracts, or (v) swap contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Global Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by the Adviser and acts as an investment vehicle in order to effect certain investments consistent with the Global Fund’s investment objectives and policies specified in the Global Fund’s prospectus and statement of additional information. The inception date of the Subsidiary was December 1, 2018. The Global Fund liquidated the Subsidiary on March 22, 2022.

Derivatives Transactions

As of June 30, 2022, portfolio securities valued at $2,992,607 and $3,698,925 were held in escrow by the custodian as collateral for securities sold short and options written by the Global Fund and Income Fund, respectively.

As of June 30, 2022, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Global Fund:
Assets	Location	Equity Contracts
Call options purchased	Unaffiliated securities, at value	$2,400
Put options purchased	Unaffiliated securities, at value	29,500
Total Assets		$31,900

Income Fund:
Assets	Location	Equity Contracts
Call options purchased	Unaffiliated securities, at value	$600
Put options purchased	Unaffiliated securities, at value	8,850
Total Assets		$9,450

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the nine month period ended June 30, 2022, are recorded in the following locations in the Consolidated Statement of Operations for the Alternatives Fund and the Statements of Operations for the Global Fund and the Income Fund:

Global Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(26,860)
Put options purchased	Unaffiliated Investments	(22,738)
Put options written	Options written	7,294
		$(42,304)

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(1,818)
Call options written	Options written	62,084
Put options purchased	Unaffiliated Investments	(2,036)
Put options written	Options written	40,936
		$99,166

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2022 (Unaudited)

Derivatives Transactions (continued)

Income Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(6,715)
Put options purchased	Unaffiliated Investments	(6,821)
Put options written	Options written	973
		$(12,563)

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$726
Call options written	Options written	9,287
Put options purchased	Unaffiliated Investments	(872)
Put options written	Options written	369
		$9,510

The following tables indicates the average volume of each derivative during the nine month period ended June 30, 2022:

Global Fund	Average Notional Value

Call Options Purchased	$137,600
Call Options Written	(110,600)
Put Options Purchased	392,000
Put Options Written	(356,750)

Income Fund	Average Notional Value

Call Options Purchased	$29,400
Call Options Written	(22,250)
Put Options Purchased	117,600
Put Options Written	(59,500)

Investments in Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Fund at June 30, 2022, are noted in the Global Fund’s Consolidated Schedule of Investments. The Income Fund is a mutual fund that is an affiliate because they are under common management of the Adviser.

Transactions with affiliated companies during the nine month period ended June 30, 2022 were as follows:

Global Fund:	Value as of September 30, 2021	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases(1)	Sales	Value as of June 30, 2022	Income received
Income Fund	$3,393,156	$—	$(360,614)	$39,021	$—	$3,071,563	$59,159
Total	$3,393,156	$—	$(360,614)	$39,021	$—	$3,071,563	$59,159

(1)	Represents dividends reinvested.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2022 (Unaudited)

Tax Matters

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at June 30, 2022 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
Global Fund	$29,500,042	$249,345	$(4,308,892)	$(4,059,547)
Income Fund	13,785,568	28,164	(881,936)	(853,772)

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.